Financial Liabilities at Amortized Cost - Schedule of Composition Saving Accounts and Time Deposits (Details) - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Composition Saving Accounts and Time Deposits [Abstract]
Time deposits	$ 13,546,479	$ 13,764,830
Term savings accounts	405,689	374,593
Other term balances payable	210,240	205,800
Total	$ 14,162,408	$ 14,345,223